Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expenses
Research and development expenses	€ 84,295	€ 83,028
Personnel expenses
Research and Development Expenses
Research and development expenses	40,003	38,686
Certification and serial production
Research and Development Expenses
Research and development expenses	24,509	20,047
Contractor and consulting expenses
Research and Development Expenses
Research and development expenses	6,762	11,549
Testing component and material cost
Research and Development Expenses
Research and development expenses	2,195	4,594
Amortization and depreciation expenses
Research and Development Expenses
Research and development expenses	3,912	2,837
Other miscellaneous expenses
Research and Development Expenses
Research and development expenses	€ 6,914	€ 5,315